Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on January 28, 2021	$ 4,740,000
Change in fair value	6,180,000
Transfer to Level 1
Fair value as of December 31, 2021	10,920,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on January 28, 2021	8,970,000
Change in fair value	(2,070,000)
Transfer to Level 1	(6,900,000)
Fair value as of December 31, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on January 28, 2021	13,710,000
Change in fair value	4,110,000
Transfer to Level 1	(6,900,000)
Fair value as of December 31, 2021	$ 10,920,000